SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Credit Cards	$ 37,660	$ 44,473	$ 21,451
Refund Liability			74,384
Deferred Revenue	18,825	17,506	63,009
Payroll liabilities	1,141	24,206
Payroll tax liabilities	2,767	84	7,441
Accrued interest	31,809	25,978	9,417
Other liabilities	164	424
Net balance	$ 92,366	$ 112,671	$ 175,702